VALUE OF IN-FORCE BUSINESS (Tables) - In-Force	12 Months Ended
Dec. 31, 2020
VALUE OF IN-FORCE BUSINESS (Tables) [Line Items]
Schedule of Range of Yields and Other Key Assumptions
The table below shows the resulting range of yields and other key assumptions at 31 December:

	2020	2019
	%	%
Risk-free rate (value of in-force non-annuity business)[1]	(0.36) to 3.75	0.00 to 3.90
Risk-free rate (value of in-force annuity business)[1]	0.41 to 4.53	0.91 to 4.81
Risk-free rate (financial options and guarantees)[1]	(0.36) to 3.75	0.00 to 3.90
Retail price inflation	3.00	3.11
Expense inflation	3.30	3.41

Schedule of Value of In-Force Business
The gross value of in-force business asset in the consolidated balance sheet is as follows:

	2020	2019
	£m	£m
Acquired value of in-force non-participating investment contracts	221	247
Value of in-force insurance and participating investment contracts	5,396	5,311
Total value of in-force business	5,617	5,558

Non participating life insurance policy
VALUE OF IN-FORCE BUSINESS (Tables) [Line Items]
Schedule of In-Force Business, Acquisition Value and Movements
The movement in the acquired value of in-force non-participating investment contracts over the year is as follows:

	2020	2019
	£m	£m
At 1 January	247	271
Acquisition of business	—	6
Amortisation (note 11)	(26)	(30)
At 31 December	221	247

Participating life insurance policy
VALUE OF IN-FORCE BUSINESS (Tables) [Line Items]
Schedule of In-Force Business, Acquisition Value and Movements
The movement in the value of in-force insurance and participating investment contracts over the year is as follows:

	2020	2019
	£m	£m
At 1 January	5,311	4,491
Exchange and other adjustments	9	(5)
Movements in the year:
New business	361	696
Existing business:
Expected return	(297)	(274)
Experience variances	(82)	(43)
Assumption changes	141	102
Economic variance	(47)	344
Movement in the value of in-force business (note 9)	76	825
At 31 December	5,396	5,311